Accounting judgments, estimates and assumptions (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Aug. 27, 2021 $ / shares shares	Aug. 26, 2021 $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares
Share warrant obligation
Number of shares per warrant | shares	1
Exercise price | $ / shares	$ 11.50
Number of warrants converted | shares		20,250,000		20,249,993
Target payback period on marketing expenses			365 days
Increase in fair value of put option liability due to change in measurement approach			$ 120
Effect of change in the measurement of the warrants' fair value			$ 10,839
Kismet Acquisition One Corp
Share warrant obligation
Number of shares per warrant | shares		1
Exercise price | $ / shares		$ 11.50
Number of warrants converted | shares		20,250,000		20,250,000
Public Warrants
Share warrant obligation
Number of warrants converted | shares		13,499,993		13,499,993
Public Warrants | Kismet Acquisition One Corp
Share warrant obligation
Number of warrants converted | shares		13,499,993
Private Warrants
Share warrant obligation
Number of warrants converted | shares		6,750,000		6,750,000
Private Warrants | Kismet Acquisition One Corp
Share warrant obligation
Number of warrants converted | shares		6,750,000
CGU Lightmap LLC
Share warrant obligation
Discount to the peer multiples to EV/Bookings			30.00%
Discount to the peer multiples to EV/EBITDA			2.00%	2.00%
Discount rate based on risk-free rate
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			0.0449	4.23
Multiples of Enterprise Value to Net bookings
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			1.47	1.26
Enterprise Value to Investor's consolidated management EBITDA
Share warrant obligation
Assumptions used in measurement of financial instruments issued as part of investment in associates			7.91	7.06
Ifrs Measurement Input Price Volatility
Share warrant obligation
Percentage of increase				10.00%
Percentage of decrease				10.00%
Ifrs Measurement Input Price Volatility | Warrants
Share warrant obligation
Percentage of increase				10.00%
Percentage of decrease				10.00%
Increase in fair value				$ 3,235
Decrease in fair value				$ 2,187
Target PayBack On Marketing Investments Measurement Input | MX Capital Limited
Share warrant obligation
Term of increase in input parameters			30 days
Change in fair value of sellers earn-outs by decrease in input parameters			$ 32
Change in fair value of put options by decrease in input parameters			$ 98
Term of decrease in input parameters			30 days
Change in fair value of sellers earn-outs by increase in input parameters			$ 7
Change in fair value of put options by increase in input parameters			$ 45
Risk-free rate , measurement input | MX Capital Limited
Share warrant obligation
Percentage of increase			0.10%
Percentage of decrease			0.10%
Change in fair value of put options by decrease in input parameters			$ 61
Change in fair value of put options by increase in input parameters			$ 61
Risk-free rate , measurement input | Warrants
Share warrant obligation
Percentage of increase				10.00%
Percentage of decrease				10.00%
Increase in fair value				$ 154
Decrease in fair value				$ 112
Revenue multiple, measurement input | MX Capital Limited
Share warrant obligation
Percentage of increase			10.00%
Percentage of decrease			10.00%
Change in fair value of put options by decrease in input parameters			$ 159
Change in fair value of put options by increase in input parameters			$ 358
Sigma Measurement Input | MX Capital Limited
Share warrant obligation
Percentage of increase			10.00%
Percentage of decrease			10.00%
Change in fair value of sellers earn-outs by decrease in input parameters			$ 59
Change in fair value of put options by decrease in input parameters			178
Change in fair value of sellers earn-outs by increase in input parameters			12
Change in fair value of put options by increase in input parameters			$ 36